UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 895-1600

Date of fiscal year end: May 31, August 31, November 30

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD:

Anchor Tactical Credit Strategies Fund

Anchor Tactical Credit Strategies Fund did not vote any proxies during the annual period ended June 30, 2016.

Main BuyWrite Fund

Main BuyWrite Fund did not vote any proxies during the annual period ended June 30, 2016.

Measured Risk Strategy Fund

Measured Risk Strategy Fund did not commence operations during the annual period ended June 30, 2016 and therefore did not vote any proxies.

Moerus Worldwide Value Fund

Moerus Worldwide Value Fund did not vote any proxies during the annual period ended June 30, 2016.

Tree Ring Stock Fund

Tree Ring Stock Fund did not commence operations during the annual period ended June 30, 2016 and therefore did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title) /s/ Wendy Wang

Wendy Wang

President of the Trust

Date: August 2, 2016